Financial Risk Management_Impaired Loans Per IAS 39(Details) - Financial Assets Impaired Member [Member] ₩ in Millions	Dec. 31, 2017 KRW (₩)
Loans Impaired Line Items[Line Items]
Loans Impaired	₩ 990,837
Loans
Loans Impaired Line Items[Line Items]
Loans Impaired	2,264,667
Allowances
Loans Impaired Line Items[Line Items]
Loans Impaired	(1,273,830)
Individual assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(791,993)
Collective assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(481,837)
Retail
Loans Impaired Line Items[Line Items]
Loans Impaired	316,421
Retail | Loans
Loans Impaired Line Items[Line Items]
Loans Impaired	495,546
Retail | Allowances
Loans Impaired Line Items[Line Items]
Loans Impaired	(179,125)
Retail | Individual assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(788)
Retail | Collective assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(178,337)
Corporate
Loans Impaired Line Items[Line Items]
Loans Impaired	537,875
Corporate | Loans
Loans Impaired Line Items[Line Items]
Loans Impaired	1,419,851
Corporate | Allowances
Loans Impaired Line Items[Line Items]
Loans Impaired	(881,976)
Corporate | Individual assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(791,205)
Corporate | Collective assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	(90,771)
Credit card
Loans Impaired Line Items[Line Items]
Loans Impaired	136,541
Credit card | Loans
Loans Impaired Line Items[Line Items]
Loans Impaired	349,270
Credit card | Allowances
Loans Impaired Line Items[Line Items]
Loans Impaired	(212,729)
Credit card | Individual assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	0
Credit card | Collective assessment
Loans Impaired Line Items[Line Items]
Loans Impaired	₩ (212,729)